SCHEDULE OF MILESTONES PAYMENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Phase I Human Clinical Trial [member]
IfrsStatementLineItems [Line Items]
Amount of licensed product or service	$ 300,000
Phase II Human Clinical Trial [member]
IfrsStatementLineItems [Line Items]
Amount of licensed product or service	$ 600,000
Phase III Human Clinical Trial [member]
IfrsStatementLineItems [Line Items]
Amount of licensed product or service		$ 1,500,000